Pay vs Performance Disclosure - USD ($)	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Feb. 20, 2020	Dec. 31, 2024	Dec. 31, 2020	Aug. 31, 2020	Oct. 02, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

The table below includes the compensation of our NEOs and company performance metrics for fiscal years ended December 31, 2024, 2023, 2022, 2021, and 2020.

	Summary Compensation	Summary Compensation	Summary Compensation		Compensation		Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment Based on:
Year	Table Total for First PEO(1)	Table Total for Second PEO(1)	Table Total for Third PEO(1)	Compensation Actually Paid to First PEO	Actually Paid to Second PEO	Compensation Actually Paid to Third PEO	Table Total for Non-PEO NEOs	Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Shareholder Return(2)	Net Income(3)	Diluted EPS
2024	2,035,442	6,294,390	—	1,988,228	817,276	—	1,492,742	1,062,511	47	122	(430.3)	(11.85)
2023	5,291,042	—	—	(1,080,067)	—	—	1,718,066	218,609	54	130	(5.4)	(0.07)
2022	5,394,470	—	—	7,321,335	—	—	1,632,294	1,902,483	81	124	212	5.50
2021	4,822,288	—	—	3,458,254	—	—	2,158,730	1,915,624	82	146	118	2.95
2020	2,831,502	1,736,323	146,618	2,393,213	1,843,148	(7,807,582)	1,576,121	1,106,292	87	117	181	4.37

Named Executive Officers, Footnote
(1)	Represents the amount reported for each of the corresponding years in the “Total” column of the Summary Compensation Table for Luis Fernandez-Moreno (current interim CEO) and John C. Fortson (former CEO), the Company’s PEOs in fiscal year 2024, for John C. Fortson, the Company’s PEO during fiscal years 2023, 2022, and 2021, and for John C. Fortson, Richard B. Kelson, and D. Michael Wilson, the Company’s PEOs during fiscal year 2020.

Peer Group Issuers, Footnote
(2)	The peer group used for this purpose is the following published industry index: S&P 600 Chemicals Index.

PEO Total Compensation Amount							$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount							0	0	0
Adjustment To PEO Compensation, Footnote

The table below shows the additions and deductions to calculate Compensation Actually Paid as well as the executives covered in each fiscal year.(3)

	2020				2021		2022		2023		2024
	1st PEO	2nd PEO	3rd PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	2nd PEO	Average Non-PEO NEO
	John C. Fortson	Richard B. Kelson	D. Michael Wilson	Michael P. Smith; S. Edward Woodcock; Katherine P. Burgeson.	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; Michael P. Smith; S. Edward Woodcock	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; S. Edward Woodcock; Rich White	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; Rich White; S. Edward Woodcock	Luis Fernandez- Moreno	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; S. Edward Woodcock; Rich White; Ryan Fisher
SCT Total	2,831,502	1,736,323	146,618	1,576,121	4,822,288	2,158,730	5,394,470	1,632,294	5,291,042	1,718,066	2,035,442	6,294,390	1,492,742
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(1,636,289)	(113,246)	0	(533,400)	(2,475,054)	(1,077,066)	(2,820,065)	(630,718)	(4,000,032)	(1,049,604)	(1,135,076)	(4,683,951)	(829,969)
Increase of Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,727,897	220,071	0	719,028	2,360,413	1,051,388	3,312,410	735,497	1,227,626	282,949	1,087,862	0	558,077

	2020				2021		2022		2023		2024
	1st PEO	2nd PEO	3rd PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	2nd PEO	Average Non-PEO NEO
	John C. Fortson	Richard B. Kelson	D. Michael Wilson	Michael P. Smith; S. Edward Woodcock; Katherine P. Burgeson.	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; Michael P. Smith; S. Edward Woodcock	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; S. Edward Woodcock; Rich White	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; Rich White; S. Edward Woodcock	Luis Fernandez- Moreno	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; S. Edward Woodcock; Rich White; Ryan Fisher
Increase of Fair Value of Awards Granted during Applicable FY that Vested as of Applicable FY End, determined as of Applicable FY End	0	0	0	73,511	0	0	0	0	0	0	0	0	0
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in Fair Value from Prior FY End to Applicable FY End	(672,008)	0	0	(259,354)	(1,109,324)	(178,326)	1,512,795	196,153	(3,874,416)	(820,193)	0	(154,637)	(41,541)
Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in Fair Value from Prior FY End to Vesting Date	(857,888)	0	(978,694)	(321,375)	(140,069)	(39,102)	(78,275)	(30,741)	481,618	104,701	0	267,327	(3,635)
Deduction of Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0	0	(6,975,507)	(66,686)	0	0	0	0	(205,906)	(17,310)	0	(905,853)	(113,163)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase based on Incremental Fair Value of Options/ SARs Modified during Applicable FY	0	0	0	0	0	0	0	0	0	0	0	0	0

	2020				2021		2022		2023		2024
	1st PEO	2nd PEO	3rd PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	2nd PEO	Average Non-PEO NEO
	John C. Fortson	Richard B. Kelson	D. Michael Wilson	Michael P. Smith; S. Edward Woodcock; Katherine P. Burgeson.	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; Michael P. Smith; S. Edward Woodcock	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; S. Edward Woodcock; Rich White	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; Rich White; S. Edward Woodcock	Luis Fernandez- Moreno	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; S. Edward Woodcock; Rich White; Ryan Fisher
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	0	0	0	(81,553)	0	0	0	0	0	0	0	0	0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	0	0	0	0	0	0	0	0	0	0	0	0	0
Total Adjustments	(438,289)	106,825	(7,954,200)	(469,829)	(1,364,034)	(243,106)	1,926,865	270,190	(6,371,109)	(1,499,457)	(47,214)	(5,477,114)	(430,231)
Compensation Actually Paid	2,393,213	1,843,148	(7,807,582)	1,106,292	3,458,254	1,915,624	7,321,335	1,902,483	(1,080,067)	218,609	1,988,228	817,276	1,062,511
(3)	Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Non-PEO NEO Average Total Compensation Amount						$ 1,492,742	1,718,066	1,632,294	2,158,730	$ 1,576,121
Non-PEO NEO Average Compensation Actually Paid Amount						$ 1,062,511	218,609	1,902,483	1,915,624	1,106,292
Adjustment to Non-PEO NEO Compensation Footnote

The table below shows the additions and deductions to calculate Compensation Actually Paid as well as the executives covered in each fiscal year.(3)

	2020				2021		2022		2023		2024
	1st PEO	2nd PEO	3rd PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	2nd PEO	Average Non-PEO NEO
	John C. Fortson	Richard B. Kelson	D. Michael Wilson	Michael P. Smith; S. Edward Woodcock; Katherine P. Burgeson.	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; Michael P. Smith; S. Edward Woodcock	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; S. Edward Woodcock; Rich White	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; Rich White; S. Edward Woodcock	Luis Fernandez- Moreno	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; S. Edward Woodcock; Rich White; Ryan Fisher
SCT Total	2,831,502	1,736,323	146,618	1,576,121	4,822,288	2,158,730	5,394,470	1,632,294	5,291,042	1,718,066	2,035,442	6,294,390	1,492,742
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(1,636,289)	(113,246)	0	(533,400)	(2,475,054)	(1,077,066)	(2,820,065)	(630,718)	(4,000,032)	(1,049,604)	(1,135,076)	(4,683,951)	(829,969)
Increase of Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,727,897	220,071	0	719,028	2,360,413	1,051,388	3,312,410	735,497	1,227,626	282,949	1,087,862	0	558,077

	2020				2021		2022		2023		2024
	1st PEO	2nd PEO	3rd PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	2nd PEO	Average Non-PEO NEO
	John C. Fortson	Richard B. Kelson	D. Michael Wilson	Michael P. Smith; S. Edward Woodcock; Katherine P. Burgeson.	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; Michael P. Smith; S. Edward Woodcock	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; S. Edward Woodcock; Rich White	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; Rich White; S. Edward Woodcock	Luis Fernandez- Moreno	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; S. Edward Woodcock; Rich White; Ryan Fisher
Increase of Fair Value of Awards Granted during Applicable FY that Vested as of Applicable FY End, determined as of Applicable FY End	0	0	0	73,511	0	0	0	0	0	0	0	0	0
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in Fair Value from Prior FY End to Applicable FY End	(672,008)	0	0	(259,354)	(1,109,324)	(178,326)	1,512,795	196,153	(3,874,416)	(820,193)	0	(154,637)	(41,541)
Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in Fair Value from Prior FY End to Vesting Date	(857,888)	0	(978,694)	(321,375)	(140,069)	(39,102)	(78,275)	(30,741)	481,618	104,701	0	267,327	(3,635)
Deduction of Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0	0	(6,975,507)	(66,686)	0	0	0	0	(205,906)	(17,310)	0	(905,853)	(113,163)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase based on Incremental Fair Value of Options/ SARs Modified during Applicable FY	0	0	0	0	0	0	0	0	0	0	0	0	0

	2020				2021		2022		2023		2024
	1st PEO	2nd PEO	3rd PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	2nd PEO	Average Non-PEO NEO
	John C. Fortson	Richard B. Kelson	D. Michael Wilson	Michael P. Smith; S. Edward Woodcock; Katherine P. Burgeson.	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; Michael P. Smith; S. Edward Woodcock	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; S. Edward Woodcock; Rich White	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; Rich White; S. Edward Woodcock	Luis Fernandez- Moreno	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; S. Edward Woodcock; Rich White; Ryan Fisher
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	0	0	0	(81,553)	0	0	0	0	0	0	0	0	0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	0	0	0	0	0	0	0	0	0	0	0	0	0
Total Adjustments	(438,289)	106,825	(7,954,200)	(469,829)	(1,364,034)	(243,106)	1,926,865	270,190	(6,371,109)	(1,499,457)	(47,214)	(5,477,114)	(430,231)
Compensation Actually Paid	2,393,213	1,843,148	(7,807,582)	1,106,292	3,458,254	1,915,624	7,321,335	1,902,483	(1,080,067)	218,609	1,988,228	817,276	1,062,511
(3)	Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Compensation Actually Paid vs. Net Income [Text Block]						Compensation Actually Paid vs Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]						Compensation Actually Paid vs Diluted EPS
Total Shareholder Return Vs Peer Group [Text Block]						Compensation Actually Paid vs Company and Peer Group Shareholder Return
Tabular List [Table Text Block]

Tabular List

The table below represents the most important financial performance measures used by Ingevity to link compensation actually paid to our named executive officers to company performance for FY24, as discussed further in our Compensation Discussion and Analysis (CD&A).

STIP Adjusted EBITDA
STIP Adjusted Revenue
Diluted EPS

Total Shareholder Return Amount						$ 47	54	81	82	87
Peer Group Total Shareholder Return Amount						122	130	124	146	117
Net Income (Loss) Attributable to Parent						$ (430,300,000)	$ (5,400,000)	$ 212,000,000	$ 118,000,000	$ 181,000,000
Company Selected Measure Amount						(11.85)	(0.07)	5.50	2.95	4.37
PEO Name	D. Michael Wilson	Luis Fernandez-Moreno	John C. Fortson	Richard B. Kelson	John C. Fortson		John C. Fortson	John C. Fortson	John C. Fortson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name						Diluted EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name						STIP Adjusted Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name						STIP Adjusted EBITDA
Deduction For Amounts Reported Under The Stock Awards And Option Awards Columns In The Summary Compensation Table For Applicable F Y [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						$ (829,969)	$ (1,049,604)	$ (630,718)	$ (1,077,066)	$ (533,400)
Increase Of Fair Value Of Awards Granted During Applicable F Y That Remain Unvested As Of Applicable F Y End Determined As Of Applicable F Y End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						558,077	282,949	735,497	1,051,388	719,028
Increase Of Fair Value Of Awards Granted During Applicable F Y That Vested As Of Applicable F Y End Determined As Of Applicable F Y End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0	0	0	0	73,511
Increase Deduction For Awards Granted During Prior Fys That Were Outstanding And Unvested As Of Applicable Fy End Determined Based On Change In Fair Value From Prior Fy End To Applicable Fy End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(41,541)	(820,193)	196,153	(178,326)	(259,354)
Increase Deduction For Awards Granted During Prior Fys That Vested During Applicable F Y Determined Based On Change In Fair Value From Prior F Y End To Vesting Date [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(3,635)	104,701	(30,741)	(39,102)	(321,375)
Deduction Of Fair Value Of Awards Granted During Prior F Y That Were Forfeited During Applicable F Y Determined As Of Prior F Y End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(113,163)	(17,310)	0	0	(66,686)
Increase Based On Dividends Or Other Earnings Paid During Applicable F Y Prior To Vesting Date [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0	0	0	0	0
Increase Based On Incremental Fair Value Of Options Sars Modified During Applicable F Y [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0	0	0	0	0
Deduction For Change In The Actuarial Present Values Reported Under The Change In Pension Value And Nonqualified Deferred Compensation Earnings Column Of The Summary Compensation Table For Applicable F Y [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0	0	0	0	(81,553)
Increase For Service Cost And If Applicable Prior Service Cost For Pension Plans [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0	0	0	0	0
Total Adjustments [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(430,231)	(1,499,457)	270,190	(243,106)	(469,829)
Wilson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount										146,618
PEO Actually Paid Compensation Amount						0	0	0	0	(7,807,582)
Wilson [Member] | Deduction For Amounts Reported Under The Stock Awards And Option Awards Columns In The Summary Compensation Table For Applicable F Y [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount										0
Wilson [Member] | Increase Of Fair Value Of Awards Granted During Applicable F Y That Remain Unvested As Of Applicable F Y End Determined As Of Applicable F Y End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount										0
Wilson [Member] | Increase Of Fair Value Of Awards Granted During Applicable F Y That Vested As Of Applicable F Y End Determined As Of Applicable F Y End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount										0
Wilson [Member] | Increase Deduction For Awards Granted During Prior Fys That Were Outstanding And Unvested As Of Applicable Fy End Determined Based On Change In Fair Value From Prior Fy End To Applicable Fy End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount										0
Wilson [Member] | Increase Deduction For Awards Granted During Prior Fys That Vested During Applicable F Y Determined Based On Change In Fair Value From Prior F Y End To Vesting Date [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount										(978,694)
Wilson [Member] | Deduction Of Fair Value Of Awards Granted During Prior F Y That Were Forfeited During Applicable F Y Determined As Of Prior F Y End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount										(6,975,507)
Wilson [Member] | Increase Based On Dividends Or Other Earnings Paid During Applicable F Y Prior To Vesting Date [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount										0
Wilson [Member] | Increase Based On Incremental Fair Value Of Options Sars Modified During Applicable F Y [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount										0
Wilson [Member] | Deduction For Change In The Actuarial Present Values Reported Under The Change In Pension Value And Nonqualified Deferred Compensation Earnings Column Of The Summary Compensation Table For Applicable F Y [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount										0
Wilson [Member] | Increase For Service Cost And If Applicable Prior Service Cost For Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount										0
Wilson [Member] | Total Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount										(7,954,200)
Moreno [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount						2,035,442
PEO Actually Paid Compensation Amount						1,988,228
Moreno [Member] | Deduction For Amounts Reported Under The Stock Awards And Option Awards Columns In The Summary Compensation Table For Applicable F Y [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(1,135,076)
Moreno [Member] | Increase Of Fair Value Of Awards Granted During Applicable F Y That Remain Unvested As Of Applicable F Y End Determined As Of Applicable F Y End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						1,087,862
Moreno [Member] | Increase Of Fair Value Of Awards Granted During Applicable F Y That Vested As Of Applicable F Y End Determined As Of Applicable F Y End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
Moreno [Member] | Increase Deduction For Awards Granted During Prior Fys That Were Outstanding And Unvested As Of Applicable Fy End Determined Based On Change In Fair Value From Prior Fy End To Applicable Fy End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
Moreno [Member] | Increase Deduction For Awards Granted During Prior Fys That Vested During Applicable F Y Determined Based On Change In Fair Value From Prior F Y End To Vesting Date [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
Moreno [Member] | Deduction Of Fair Value Of Awards Granted During Prior F Y That Were Forfeited During Applicable F Y Determined As Of Prior F Y End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
Moreno [Member] | Increase Based On Dividends Or Other Earnings Paid During Applicable F Y Prior To Vesting Date [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
Moreno [Member] | Increase Based On Incremental Fair Value Of Options Sars Modified During Applicable F Y [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount										0
Moreno [Member] | Deduction For Change In The Actuarial Present Values Reported Under The Change In Pension Value And Nonqualified Deferred Compensation Earnings Column Of The Summary Compensation Table For Applicable F Y [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
Moreno [Member] | Total Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(47,214)
Fortson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount						6,294,390	5,291,042	5,394,470	4,822,288	2,831,502
PEO Actually Paid Compensation Amount						817,276	(1,080,067)	7,321,335	3,458,254	2,393,213
Fortson [Member] | Deduction For Amounts Reported Under The Stock Awards And Option Awards Columns In The Summary Compensation Table For Applicable F Y [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(4,683,951)	(4,000,032)	(2,820,065)	(2,475,054)	(1,636,289)
Fortson [Member] | Increase Of Fair Value Of Awards Granted During Applicable F Y That Remain Unvested As Of Applicable F Y End Determined As Of Applicable F Y End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0	1,227,626	3,312,410	2,360,413	2,727,897
Fortson [Member] | Increase Of Fair Value Of Awards Granted During Applicable F Y That Vested As Of Applicable F Y End Determined As Of Applicable F Y End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0	0	0	0	0
Fortson [Member] | Increase Deduction For Awards Granted During Prior Fys That Were Outstanding And Unvested As Of Applicable Fy End Determined Based On Change In Fair Value From Prior Fy End To Applicable Fy End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(154,637)	(3,874,416)	1,512,795	(1,109,324)	(672,008)
Fortson [Member] | Increase Deduction For Awards Granted During Prior Fys That Vested During Applicable F Y Determined Based On Change In Fair Value From Prior F Y End To Vesting Date [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						267,327	481,618	(78,275)	(140,069)	(857,888)
Fortson [Member] | Deduction Of Fair Value Of Awards Granted During Prior F Y That Were Forfeited During Applicable F Y Determined As Of Prior F Y End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(905,853)	(205,906)	0	0	0
Fortson [Member] | Increase Based On Dividends Or Other Earnings Paid During Applicable F Y Prior To Vesting Date [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0	0	0	0	0
Fortson [Member] | Increase Based On Incremental Fair Value Of Options Sars Modified During Applicable F Y [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0	0	0	0	0
Fortson [Member] | Deduction For Change In The Actuarial Present Values Reported Under The Change In Pension Value And Nonqualified Deferred Compensation Earnings Column Of The Summary Compensation Table For Applicable F Y [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0	0	0	0	0
Fortson [Member] | Increase For Service Cost And If Applicable Prior Service Cost For Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0	0	0	0	0
Fortson [Member] | Total Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						$ (5,477,114)	$ (6,371,109)	$ 1,926,865	$ (1,364,034)	(438,289)
Kelson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount										1,736,323
PEO Actually Paid Compensation Amount										1,843,148
Kelson [Member] | Deduction For Amounts Reported Under The Stock Awards And Option Awards Columns In The Summary Compensation Table For Applicable F Y [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount										(113,246)
Kelson [Member] | Increase Of Fair Value Of Awards Granted During Applicable F Y That Remain Unvested As Of Applicable F Y End Determined As Of Applicable F Y End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount										220,071
Kelson [Member] | Increase Of Fair Value Of Awards Granted During Applicable F Y That Vested As Of Applicable F Y End Determined As Of Applicable F Y End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount										0
Kelson [Member] | Increase Deduction For Awards Granted During Prior Fys That Were Outstanding And Unvested As Of Applicable Fy End Determined Based On Change In Fair Value From Prior Fy End To Applicable Fy End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount										0
Kelson [Member] | Increase Deduction For Awards Granted During Prior Fys That Vested During Applicable F Y Determined Based On Change In Fair Value From Prior F Y End To Vesting Date [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount										0
Kelson [Member] | Deduction Of Fair Value Of Awards Granted During Prior F Y That Were Forfeited During Applicable F Y Determined As Of Prior F Y End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount										0
Kelson [Member] | Increase Based On Dividends Or Other Earnings Paid During Applicable F Y Prior To Vesting Date [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount										0
Kelson [Member] | Increase Based On Incremental Fair Value Of Options Sars Modified During Applicable F Y [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount										0
Kelson [Member] | Deduction For Change In The Actuarial Present Values Reported Under The Change In Pension Value And Nonqualified Deferred Compensation Earnings Column Of The Summary Compensation Table For Applicable F Y [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount										0
Kelson [Member] | Increase For Service Cost And If Applicable Prior Service Cost For Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount										0
Kelson [Member] | Total Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount										$ 106,825